Other Assets	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets
(7)	Other Assets

Other assets were $14,620,000 and $10,965,000 at December 31, 2013 and 2012, respectively. During 2009, the FDIC required all members to prepay three years of estimated deposit insurance premiums. The Company’s assessment was $7,176,000. As of December 31, 2013 the Company did not have a prepaid FDIC insurance balance. As of December 31, 2012 the Company had $2,176,000 remaining in prepaid FDIC insurance.